N-3	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-3
Entity Registrant Name	SEPARATE ACCOUNT NO. 4
Entity Central Index Key	0001397934
Entity Investment Company Type	N-3
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
c000050407 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals	There are no charges for early withdrawals under the contract. For additional information see “Charges and Expenses” in the prospectus.
Transaction Charges
You be charged for other transactions (if your employer does not pay your enrollment fee).
For additional information about transaction fees see “Enrollment fee” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The following tables describe the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum

Base contract fee *	0.41%	0.86%

Pooled Separate Account expenses **, (1)	0.42%	0.84%

Portfolio fees and expenses **, (1)	0.13%	2.99%

Record maintenance and report fee (2)	$ 15.00	$ 15.00

*
Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.

**   Expressed as an annual percentage of average daily net assets.

(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2022.

(2)  We deduct this fee on a quarterly basis at the rate of $3.75 per participant.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Lowest Annual Cost $528	Highest Annual Cost $3,139

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive Base Contract, Pooled Separate Account and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits and Base Contract, Pooled Separate Account and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

Charges for Early Withdrawals [Text Block]	There are no charges for early withdrawals under the contract. For additional information see “Charges and Expenses” in the prospectus.
Transaction Charges [Text Block]
You be charged for other transactions (if your employer does not pay your enrollment fee).
For additional information about transaction fees see “Enrollment fee” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]	The following tables describe the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum

Base contract fee *	0.41%	0.86%

Pooled Separate Account expenses **, (1)	0.42%	0.84%

Portfolio fees and expenses **, (1)	0.13%	2.99%

Record maintenance and report fee (2)	$ 15.00	$ 15.00

*
Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.

**   Expressed as an annual percentage of average daily net assets.

(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2022.

(2)  We deduct this fee on a quarterly basis at the rate of $3.75 per participant.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Lowest Annual Cost $528	Highest Annual Cost $3,139

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive Base Contract, Pooled Separate Account and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits and Base Contract, Pooled Separate Account and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

Contract Expense (of Average Annual Net Assets) (N-3) Minimum [Percent]	0.41%	[1]
Contract Expense (of Average Annual Net Assets) (N-3) Maximum [Percent]	0.86%	[1]
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $528	Highest Annual Cost $3,139

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive Base Contract, Pooled Separate Account and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits and Base Contract, Pooled Separate Account and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 528
Highest Annual Cost [Dollars]	$ 3,139
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Portfolios of the trusts” in “MRP Investment options” and Appendix: Portfolio Companies Available Under the Contract in the Prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the guaranteed interest option, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in the Prospectus. We reserve the right to remove or substitute Portfolios and Pooled Separate Accounts as investment options.

For additional information about the investment options see “MRP Investment options” in the Prospectus.

Transfers from the guaranteed interest option may be subject to limitations. From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose those transfer restrictions.

For additional information about the guaranteed interest option see “Guaranteed interest option” in “MRP Investment Options” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. The minimum loan amount and maximum loan amount is determined by your employer plan. The maximum amount of a loan is also limited by federal tax rules. Any interest charged on participant loans is determined by the employer plan.

See “Participant Loans” in “Benefits Available Under the Contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some employees may receive incentive compensation for performing marketing and service functions under the contract.

For additional information about compensation see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when enrolling in, owning, or making withdrawals from the MRP contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, or purchase an annuity payout option. State premium taxes may also be deducted.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (CWC)	None
Transfer Fee	None
Enrollment Fee (1)	$25 per participant
Record Maintenance and Report Fee (2)	$15.00

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (3)	0.85%

Other Expenses (4)	0.01%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (5)

	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Growth Equity	0.30%	0.12%	0.42%

AllianceBernstein Mid Cap Growth	0.65%	0.01%	0.66%

AllianceBernstein Balanced	0.50%	0.34%	0.84%

Optional Benefits Expenses			None

(1)	This fee is charged to your employer. If your employer fails to pay this charge, we may deduct the amount from subsequent contributions or from your account value.
(2)	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
(3)	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
(4)
These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2023. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2023, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2022 would have been 0.09%.

(5)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2022.

The next item shows the minimum and maximum total operating expenses charged by any portfolio that corresponds to any variable investment option of the Trusts that you may pay periodically during the time that you own the contract. A complete list of portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “APPENDIX: Portfolio Companies Available Under the Contract.”

Annual Portfolio Expenses
(expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) (1)	Minimum 0.13%	Maximum 2.99%

(1)
Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year based on expenses incurred by the Portfolios during the fiscal year ended December 31, 2022. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.01%.

Example

These examples are inte
nde
d to help you compare the cost of investing in the MRP contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
These examples assume that you invest $100,000 in the variable investment options in Separate Account No. 66 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217

Portfolio Turnover

Each of the Pooled Separate Accounts pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual contract expenses or in the example, affect the Pooled Separate Account’s performance. During the most recent fiscal year, each Pooled Separate Account’s portfolio turnover rate as a percentage of the average value of its portfolio was:

AllianceBernstein Balanced — Separate Account No. 10	115.49%

AllianceBernstein Growth Equity — Separate Account No. 4	17.03%

AllianceBernstein Mid Cap Growth — Separate Account No. 3	70.57%

Transaction Expenses [Table Text Block]

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (CWC)	None
Transfer Fee	None
Enrollment Fee (1)	$25 per participant
Record Maintenance and Report Fee (2)	$15.00

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Other Transaction Fee, Current [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This fee is charged to your employer. If your employer fails to pay this charge, we may deduct the amount from subsequent contributions or from your account value.
Annual Contract Expenses [Table Text Block]

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (3)	0.85%

Other Expenses (4)	0.01%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (5)

	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Growth Equity	0.30%	0.12%	0.42%

AllianceBernstein Mid Cap Growth	0.65%	0.01%	0.66%

AllianceBernstein Balanced	0.50%	0.34%	0.84%

Optional Benefits Expenses			None

(1)	This fee is charged to your employer. If your employer fails to pay this charge, we may deduct the amount from subsequent contributions or from your account value.
(2)	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
(3)	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
(4)
These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2023. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2023, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2022 would have been 0.09%.

(5)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2022.

Base Contract Expense (of Average Account Value), Current [Percent]	0.85%	[2]
Base Contract Expense, Footnotes [Text Block]	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
Management Fees, Footnotes [Text Block]	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2022.
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.01%	[3]
Other Annual Expense 1, Footnotes [Text Block]	These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2023. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2023, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2022 would have been 0.09%.
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Total Annual Expenses, Maximum [Percent]	2.99%	[4]
Total Annual Expenses, Minimum [Percent]	0.13%	[4]
Total Annual Expenses, Footnotes [Text Block]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year based on expenses incurred by the Portfolios during the fiscal year ended December 31, 2022. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.01%.
Surrender Example [Table Text Block]
Example

These examples are inte
nde
d to help you compare the cost of investing in the MRP contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
These examples assume that you invest $100,000 in the variable investment options in Separate Account No. 66 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217

Annuitize Example [Table Text Block]
Example

These examples are inte
nde
d to help you compare the cost of investing in the MRP contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
These examples assume that you invest $100,000 in the variable investment options in Separate Account No. 66 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217

No Surrender Example [Table Text Block]
Example

These examples are inte
nde
d to help you compare the cost of investing in the MRP contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
These examples assume that you invest $100,000 in the variable investment options in Separate Account No. 66 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,923	$11,836	$19,908	$40,811

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,772	$5,433	$9,331	$20,217

Portfolio Turnover [Text Block]
Portfolio Turnover

Each of the Pooled Separate Accounts pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual contract expenses or in the example, affect the Pooled Separate Account’s performance. During the most recent fiscal year, each Pooled Separate Account’s portfolio turnover rate as a percentage of the average value of its portfolio was:

AllianceBernstein Balanced — Separate Account No. 10	115.49%

AllianceBernstein Growth Equity — Separate Account No. 4	17.03%

AllianceBernstein Mid Cap Growth — Separate Account No. 3	70.57%

Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options and Pooled Separate Accounts
. You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

Insurance Company Risk
. No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Limitations on Access to Account Value Through Withdrawals
. Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.

Possible Adverse Tax Consequences
. The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a Short-Term Investment
. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss.
All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our work-
force, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19.

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Item 11. Benefits Available (N-3) [Text Block]
2.
Benefits Available Under the Contract

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract	Standard	No additional charge	• The MRP contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Recordkeeping services	Includes plan-level or participant-level recordkeeping	Standard	$15
•   IRS Pre-Approved
plan includes plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting.

•   Investment only plan includes recordkeeping services for plan assets in Pooled Trust.

Participant Loans	Loans may be available for participants	Optional	Any fees or interest charged are determined by employer plan	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax rules and ERISA.

Participant Recordkeeping Services

Services Provided.
Depending on the type of plan your employer elected, we may provide either plan-level and participant-level recordkeeping or recordkeeping services for plan assets in the Pooled Trust. Where we provide participant recordkeeping services, we:

•	establish an individual participant account for each participant covered by your employer’s plan based on data your employer provides;

•	receive and deposit contributions on behalf of participants to individual participant accounts;

•	maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant’s proportionate values in the plan;

•	provide to your employer individual participant’s reports reflecting the activity in the individual participant’s proportionate interest in the plan; and

•	process transfers and distributions of the participant’s portion of his or her share of the employer plan assets among the investment options as your employer instructs.

Fees.
We charge an annual fee of $15 per participant paid in quarterly installments of $3.75. We deduct the fee from the amounts attributable to each individual participant at the end of each quarter by means of a reduction of units or a cash withdrawal from the guaranteed interest option.

Enrollment.
Only your employer can choose to enroll in a plan that offers participant level recordkeeping services.

Participant Loans

Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer. The number of plan loans outstanding are subject to the terms of the employer’s plan. Loans are subject to restrictions under federal tax laws and ERISA, and are also subject to the limits of the plan. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Retirement Plan Account Managers. If a participant is married, written spousal consent may be required for a loan.
Generally, the loan amount will be transferred from the investment options into a loan account. The loan amount will not earn interest under the contract while the loan is outstanding, and you may be charged interest as set by the employer plan. The participant must repay the amount borrowed with interest as required by federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. No participant who has defaulted on a loan under the employer plan shall be granted any additional loans under this plan. Interest paid on a retirement plan loan is not deductible.

Amounts borrowed from your contract do not participate in separate account investment experience and therefore, loans can affect the account value whether or not you repay the loan. The account value when you surrender, die, or terminate your contract will be reduced by the amount of any outstanding loan plus accrued interest.

Benefits Available [Table Text Block]
The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract	Standard	No additional charge	• The MRP contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Recordkeeping services	Includes plan-level or participant-level recordkeeping	Standard	$15
•   IRS Pre-Approved
plan includes plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting.

•   Investment only plan includes recordkeeping services for plan assets in Pooled Trust.

Participant Loans	Loans may be available for participants	Optional	Any fees or interest charged are determined by employer plan	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax rules and ERISA.

Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Item 18. Options Available (N-3) [Text Block]
Appendix: Portfolio Companies Available Under the Contract

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147066. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. You should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s) , as applicable			Average Annual Total Returns (as of 12/31/2022)
		Current Expenses		1 year	5 year	10 year
Asset Allocation	1290 Retirement 2020 Δ — Equitable Investment Management, LLC (“EIM”)	0.65%	^	-12.98%	2.74%	—
Asset Allocation	1290 Retirement 2025 Δ — EIM	0.65%	^	-13.41%	3.21%	—
Asset Allocation	1290 Retirement 2030 Δ — EIM	0.65%	^	-13.66%	3.56%	—
Asset Allocation	1290 Retirement 2035 Δ — EIM	0.65%	^	-13.71%	3.87%	—
Asset Allocation	1290 Retirement 2040 Δ — EIM	0.65%	^	-13.67%	4.47%	—
Asset Allocation	1290 Retirement 2045 Δ — EIM	0.65%	^	-13.79%	4.62%	—
Asset Allocation	1290 Retirement 2050 Δ — EIM	0.65%	^	-13.76%	4.81%	—
Asset Allocation	1290 Retirement 2055 Δ — EIM	0.65%	^	-14.06%	4.93%	—
Asset Allocation	1290 Retirement 2060 Δ — EIM	0.65%	^	-13.93%	5.29%	—
Equity	1290 VT Equity Income –Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	3.09%	6.41%	9.64%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	-5.97%	1.32%	3.51%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		-10.67%	4.98%	9.45%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.91%		-22.12%	8.68%	11.89%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.91%		-28.42%	5.30%	9.53%
Asset Allocation	EQ/Aggressive Allocation (2) † — EIMG	1.15%		-18.31%	4.64%	7.78%
Asset Allocation	EQ/All Asset Growth Allocation (1) — EIMG	1.24%		-14.46%	3.24%	5.27%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	-18.97%	9.23%	12.11%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	-32.13%	7.29%	10.17%
Asset Allocation	EQ/Conservative Allocation (2) † — EIMG	1.00%	^	-12.62%	0.71%	1.79%
Asset Allocation	EQ/Conservative-Plus Allocation (2) † — EIMG	1.08%		-14.52%	1.87%	3.52%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-12.89%	0.91%	1.06%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	-18.55%	8.81%	11.89%
Equity	EQ/Global Equity Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.10%	^	-20.96%	2.87%	6.20%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65%	^	-7.62%	-0.21%	0.00%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.08%		-14.12%	1.33%	3.60%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.75%	^	-11.89%	1.03%	3.90%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		-16.57%	9.19%	9.46%

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s) , as applicable			Average Annual Total Returns (as of 12/31/2022)
		Current Expenses		1 year	5 year	10 year
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.72%		-29.53%	10.17%	13.27%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.87%		-30.57%	8.14%	12.18%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG; AllianceBernstein L.P.	0.86%		-11.59%	5.67%	9.46%
Equity	EQ/ MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	-15.20%	4.30%	6.03%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.66%	^	-13.60%	5.99%	10.02%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.95%		-14.58%	4.62%	8.96%
Asset Allocation	EQ/Moderate Allocation (2) † — EIMG	1.08%		-15.48%	2.33%	4.25%
Asset Allocation	EQ/Moderate-Plus Allocation (2) † — EIMG	1.12%		-17.08%	3.58%	6.07%
Money Market	EQ/Money Market * — EIMG; BNY Mellon Investment Adviser, Inc.	0.69%		1.11%	0.85%	0.46%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	1.27%	^	-16.10%	0.54%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	-0.57%	0.72%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		-19.80%	4.18%	8.77%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00%	^	-38.64%	4.23%	10.63%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio –EIMG	1.10%	^	-12.40%	4.32%	4.89%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.85%	^	-12.77%	-0.45%	0.46%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.25%	^	-37.29%	10.37%	15.05%
Asset Allocation	Target 2015 Allocation ** — EIMG	1.10%	^	-14.13%	2.08%	4.14%
Asset Allocation	Target 2025 Allocation ** — EIMG	1.10%	^	-15.23%	3.39%	5.92%
Asset Allocation	Target 2035 Allocation ** — EIMG	1.06%		-16.32%	4.27%	6.97%
Asset Allocation	Target 2045 Allocation ** — EIMG	1.06%		-16.73%	4.79%	7.75%
Asset Allocation	Target 2055 Allocation ** — EIMG	1.10%	^	-17.56%	5.32%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

**	This variable investment option was closed to contrib utions on or about July 12, 2018.
(1)	The “All Asset” Portfolios.
(2)	The “EQ/Allocation” Portfolios.

Unaffiliated Portfolio Companies:

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s) , as applicable		Average Annual Total Returns (as of 12/31/2022)
		Current Expenses	1 year	5 year	10 year
Fixed Income	Vanguard ® VIF Total Bond Market Index Portfolio — Vanguard Fixed Income Group	0.14%	-13.21%	-0.10%	0.92%
Equity	Vanguard ® VIF Total Stock Market Index Portfolio — Vanguard Equity Index Group	0.13%	-19.59%	8.55%	11.92%

Investment Option Expenses and Performance (N-3) [Table Text Block]
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147066. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. You should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s) , as applicable			Average Annual Total Returns (as of 12/31/2022)
		Current Expenses		1 year	5 year	10 year
Asset Allocation	1290 Retirement 2020 Δ — Equitable Investment Management, LLC (“EIM”)	0.65%	^	-12.98%	2.74%	—
Asset Allocation	1290 Retirement 2025 Δ — EIM	0.65%	^	-13.41%	3.21%	—
Asset Allocation	1290 Retirement 2030 Δ — EIM	0.65%	^	-13.66%	3.56%	—
Asset Allocation	1290 Retirement 2035 Δ — EIM	0.65%	^	-13.71%	3.87%	—
Asset Allocation	1290 Retirement 2040 Δ — EIM	0.65%	^	-13.67%	4.47%	—
Asset Allocation	1290 Retirement 2045 Δ — EIM	0.65%	^	-13.79%	4.62%	—
Asset Allocation	1290 Retirement 2050 Δ — EIM	0.65%	^	-13.76%	4.81%	—
Asset Allocation	1290 Retirement 2055 Δ — EIM	0.65%	^	-14.06%	4.93%	—
Asset Allocation	1290 Retirement 2060 Δ — EIM	0.65%	^	-13.93%	5.29%	—
Equity	1290 VT Equity Income –Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	3.09%	6.41%	9.64%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	-5.97%	1.32%	3.51%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		-10.67%	4.98%	9.45%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.91%		-22.12%	8.68%	11.89%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.91%		-28.42%	5.30%	9.53%
Asset Allocation	EQ/Aggressive Allocation (2) † — EIMG	1.15%		-18.31%	4.64%	7.78%
Asset Allocation	EQ/All Asset Growth Allocation (1) — EIMG	1.24%		-14.46%	3.24%	5.27%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	-18.97%	9.23%	12.11%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	-32.13%	7.29%	10.17%
Asset Allocation	EQ/Conservative Allocation (2) † — EIMG	1.00%	^	-12.62%	0.71%	1.79%
Asset Allocation	EQ/Conservative-Plus Allocation (2) † — EIMG	1.08%		-14.52%	1.87%	3.52%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-12.89%	0.91%	1.06%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	-18.55%	8.81%	11.89%
Equity	EQ/Global Equity Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.10%	^	-20.96%	2.87%	6.20%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65%	^	-7.62%	-0.21%	0.00%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.08%		-14.12%	1.33%	3.60%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.75%	^	-11.89%	1.03%	3.90%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		-16.57%	9.19%	9.46%

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s) , as applicable			Average Annual Total Returns (as of 12/31/2022)
		Current Expenses		1 year	5 year	10 year
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.72%		-29.53%	10.17%	13.27%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.87%		-30.57%	8.14%	12.18%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG; AllianceBernstein L.P.	0.86%		-11.59%	5.67%	9.46%
Equity	EQ/ MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	-15.20%	4.30%	6.03%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.66%	^	-13.60%	5.99%	10.02%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.95%		-14.58%	4.62%	8.96%
Asset Allocation	EQ/Moderate Allocation (2) † — EIMG	1.08%		-15.48%	2.33%	4.25%
Asset Allocation	EQ/Moderate-Plus Allocation (2) † — EIMG	1.12%		-17.08%	3.58%	6.07%
Money Market	EQ/Money Market * — EIMG; BNY Mellon Investment Adviser, Inc.	0.69%		1.11%	0.85%	0.46%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	1.27%	^	-16.10%	0.54%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	-0.57%	0.72%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		-19.80%	4.18%	8.77%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00%	^	-38.64%	4.23%	10.63%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio –EIMG	1.10%	^	-12.40%	4.32%	4.89%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.85%	^	-12.77%	-0.45%	0.46%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.25%	^	-37.29%	10.37%	15.05%
Asset Allocation	Target 2015 Allocation ** — EIMG	1.10%	^	-14.13%	2.08%	4.14%
Asset Allocation	Target 2025 Allocation ** — EIMG	1.10%	^	-15.23%	3.39%	5.92%
Asset Allocation	Target 2035 Allocation ** — EIMG	1.06%		-16.32%	4.27%	6.97%
Asset Allocation	Target 2045 Allocation ** — EIMG	1.06%		-16.73%	4.79%	7.75%
Asset Allocation	Target 2055 Allocation ** — EIMG	1.10%	^	-17.56%	5.32%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

**	This variable investment option was closed to contrib utions on or about July 12, 2018.
(1)	The “All Asset” Portfolios.
(2)	The “EQ/Allocation” Portfolios.

Unaffiliated Portfolio Companies:

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s) , as applicable		Average Annual Total Returns (as of 12/31/2022)
		Current Expenses	1 year	5 year	10 year
Fixed Income	Vanguard ® VIF Total Bond Market Index Portfolio — Vanguard Fixed Income Group	0.14%	-13.21%	-0.10%	0.92%
Equity	Vanguard ® VIF Total Stock Market Index Portfolio — Vanguard Equity Index Group	0.13%	-19.59%	8.55%	11.92%

Prospectuses Available [Text Block]	The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147066. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. You should refer to your plan documents for a list of available Portfolios.
Item 19. Additional Information About Investment Options (N-3) [Text Block]
1.
MRP Investment options

We offer various investment options under MRP which includes: the Pooled Separate Accounts, the variable investment options investing in underlying Portfolios, and the Guaranteed Interest Option. The Money Market Guarantee Account is no longer being sold. See “Money Market Guarantee Account is closed to new money” under “Investment options” in the prospectus for further information. We reserve the right to discontinue the offering of any investment option at any time with notice to you. Not all investment options may be available with all Plans.

Each Pooled Separate Account and Portfolio has a different investment objective. The Pooled Separate Accounts and Portfolios try to meet their investment objectives by investing in a portfolio of securities. You should refer to your plan documents for a list of the investment options available to you. We cannot assure you that any of the Pooled Separate Account and Portfolios will meet their investment objectives.

You can lose your principal when investing in the Pooled Separate Accounts and the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.

The Pooled Separate Accounts

There are three Pooled Separate Accounts offered under the contract –the AllianceBernstein Balanced Fund, the AllianceBernstein Growth Equity Fund, and the AllianceBernstein Mid Cap Growth Fund.

The AllianceBernstein Growth Equity Fund

Objective

The investment objective of the AllianceBernstein Growth Equity Fund (Separate Account No. 4) is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index (“Index”); it is intended that the Fund seeks to approximate the risk profile and investment return of the Index on an annualized basis.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Growth Equity Fund by showing changes in the AllianceBernstein Growth Equity Fund’s performance from year to year and by showing how the AllianceBernstein Growth Equity Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.
Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
27.42%	-21.06%
2Q 2020	2Q 2022

Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	-30.76%	9.59%	12.84%
Russell1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-29.14%	10.96%	14.10%

Investment strategies

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap
growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book
ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund each year will take place in June, after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are
pre-announced
and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies are received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein may utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if, in the advisor’s opinion, they provide a more cost-effective alternative than transacting in the cash market.

The Fund is valued daily.

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts, below” for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Growth Equity Fund specifically.

The AllianceBernstein Mid Cap Growth Fund

Objectives

The AllianceBernstein Mid Cap Growth Fund seeks to achieve long-term capital growth, through a diversified portfolio of equity securities. The account attempts to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Mid Cap Growth Fund by showing changes in the AllianceBernstein Mid Cap Growth Fund’s performance from year to year and by showing how the AllianceBernstein Mid Cap Growth Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Calendar Year Annual Total
Returns

Best quarter (% and time period)	Worst quarter (% and time period)
30.80%	-20.00%
2Q 2020	2Q 2022

Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	-28.25%	10.09%	11.08%
RussellMidcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-26.72%	7.64%	11.41%

Investment strategies

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invests at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund’s investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries, as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States. In aggregate, IPO (Initial Public Offerings) investments cannot exceed 5% of the Fund at time of purchase, and no more than 10% due to appreciation. An IPO is an issuer’s first offering of a security or class of a security to the public.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may be invested more than 25% in industries where research resources indicate there is high growth potential. The Fund is valued daily.

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund’s investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Growth
Equity and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

The AllianceBernstein Balanced Fund

Objectives

The AllianceBernstein Balanced Fund (Separate Account No. 10) seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios:
Global Structured Equity, US Core Fixed Income and Cash.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Balanced Fund by showing changes in the AllianceBernstein Balanced Fund’s performance from year to year and by showing how the AllianceBernstein Balanced Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
13.01%	-11.37%
2Q 2020	1Q 2020

Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	-15.54%	3.79%	5.66%
60%MSCI Acwi Ndr/40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-15.90%	3.52%	5.43%

Investment strategies

The Global Structured Equity
sub-portfolio’s
objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio
targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity
sub-portfolio
invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Adviser’s global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor’s investment criteria. The analysts conduct in-depth
research on these companies to uncover the most attractive investment opportunities. The sub-portfolio
is constructed to maximize exposure to stocks selected by the Advisor’s analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio
with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio
primarily invests its assets in countries included in the MSCI World Index, however the sub-portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio
may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor’s currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of the Company.
The US Core Fixed Income’s
sub-portfolio
seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to primarily add value through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on the Advisor’s independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth
analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, the Advisor’s most senior research and portfolio management professionals meet in “research review” sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations — the output of the research review sessions — into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The U.S. Core Fixed Income
sub-portfolio
may invest in a wide variety of publicly traded debt instruments. The sub-portfolio
will only purchase
US-dollar
denominated securities. The
sub-portfolio’s
non-money
market securities will consist primarily of the following publicly traded securities:

1) debt securities issued or guaranteed by the United States Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities-(such as the Federal National Mortgage Association), 2) debt securities issued by governmental entities and corporations from developed and developing nations, 3) asset-backed securities, mortgage-related securities (including agency and non-agency
fixed, ARM and hybrid pass-throughs, commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, and up to 5% agency and non-agency
collateralized mortgage obligations (“CMOs”), zero coupon bonds, preferred stocks and trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities which could result in potential economic leverage, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The sub-portfolio
may purchase 144A securities. The
sub-portfolio
may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor’s Corporation (S&P), Baa or higher by Moody’s Investor Services, Inc. (Moody’s), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio
may directly invest in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements in accordance with the Company guidelines.

Swap transactions are prohibited.

The overall
sub-portfolio
duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.

The Cash
sub-portfolio
may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Advisor.

Asset allocation policies

The Balanced Fund includes an asset allocation with a 60% weighting for equity securities and a 40% weighting for debt securities (see chart below). This asset allocation, which has been adapted to The Company’s specifications, is summarized below. The Advisor will allow the relative weightings of the Balanced Fund’s debt and equity components to vary in response to markets, but ordinarily only by
+/-
3% of the portfolio. Beyond those ranges, the Advisor may generally rebalance the Balanced Fund toward the targeted asset allocation, in line with The Company’s specifications. The Fund is valued daily.

Allocation Portfolio Type	Sub-Portfolio Portfolio	The Company’s Specified Target
Global Equity	Global Structured Equity	60%
Total fixed and money market instruments:		40%
• Fixed	• 35%-US Core Fixed Income

• Money market instruments	• 5%-Cash

c000050407 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Principal Risk [Text Block]
Risk of Loss.
	All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
c000050407 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment
	. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.
c000050407 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Portfolios of the trusts” in “MRP Investment options” and Appendix: Portfolio Companies Available Under the Contract in the Prospectus.

c000050407 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the guaranteed interest option, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]
Insurance Company Risk
	. No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.
c000050407 [Member] | Risks Associated with Variable Investment Options and Pooled Separate Accounts [Member]
Prospectus:
Principal Risk [Text Block]
Risks Associated with Variable Investment Options and Pooled Separate Accounts
	. You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.
c000050407 [Member] | Limitations on Access to Account Value Through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on Access to Account Value Through Withdrawals
. Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
	. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.
c000050407 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences
	. The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking otheraction related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.
c000050407 [Member] | Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our work-
	force, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.
c000050407 [Member] | Covid Nineteen [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19.

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

c000050407 [Member] | One Thousand Two Hundred Ninety Retirement Two Thousand Twenty [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	1290 Retirement 2020	[5]
Investment Option Adviser [Text Block]	Equitable Investment Management, LLC (“EIM”)	[5]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.98%)
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 1 Year [Percent]	(12.98%)
Average Annual Total Returns, 5 Years [Percent]	2.74%
c000050407 [Member] | One Thousand Two Hundred Ninety Retirement Two Thousand Twenty Five [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	1290 Retirement 2025	[5]
Investment Option Adviser [Text Block]	EIM	[5]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	3.21%
c000050407 [Member] | One Thousand Two Hundred Ninety Retirement Two Thousand Thirty [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	1290 Retirement 2030	[5]
Investment Option Adviser [Text Block]	EIM	[5]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	3.56%
c000050407 [Member] | One Thousand Two Hundred Ninety Retirement Two Thousand Thirty Five [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	1290 Retirement 2035	[5]
Investment Option Adviser [Text Block]	EIM	[5]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.71%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 1 Year [Percent]	(13.71%)
Average Annual Total Returns, 5 Years [Percent]	3.87%
c000050407 [Member] | One Thousand Two Hundred Ninety Retirement Two Thousand Forty [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	1290 Retirement 2040	[5]
Investment Option Adviser [Text Block]	EIM	[5]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.67%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 1 Year [Percent]	(13.67%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
c000050407 [Member] | One Thousand Two Hundred Ninety Retirement Two Thousand Forty Five [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	1290 Retirement 2045	[5]
Investment Option Adviser [Text Block]	EIM	[5]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.79%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 1 Year [Percent]	(13.79%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
c000050407 [Member] | One Thousand Two Hundred Ninety Retirement Two Thousand Fifty [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	1290 Retirement 2050	[5]
Investment Option Adviser [Text Block]	EIM	[5]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.76%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 1 Year [Percent]	(13.76%)
Average Annual Total Returns, 5 Years [Percent]	4.81%
c000050407 [Member] | One Thousand Two Hundred Ninety Retirement Two Thousand Fifty Five [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	1290 Retirement 2055	[5]
Investment Option Adviser [Text Block]	EIM	[5]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(14.06%)
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 1 Year [Percent]	(14.06%)
Average Annual Total Returns, 5 Years [Percent]	4.93%
c000050407 [Member] | One Thousand Two Hundred Ninety Retirement Two Thousand Sixty [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	1290 Retirement 2060	[5]
Investment Option Adviser [Text Block]	EIM	[5]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.93%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 1 Year [Percent]	(13.93%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
c000050407 [Member] | One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 VT Equity Income
Investment Option Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Investment Option Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.95%	[6]
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	9.64%
c000050407 [Member] | One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Specialty
Investment Option Name (N-3) [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	GAMCO Asset Management, Inc
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.29%	[6]
Average Annual Total Returns, 1 Year [Percent]	(5.97%)
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Average Annual Total Returns, 1 Year [Percent]	(5.97%)
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.51%
c000050407 [Member] | One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 VT GAMCO Small Company Value
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(10.67%)
Average Annual Total Returns, 5 Years [Percent]	4.98%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Average Annual Total Returns, 1 Year [Percent]	(10.67%)
Average Annual Total Returns, 5 Years [Percent]	4.98%
Average Annual Total Returns, 10 Years [Percent]	9.45%
c000050407 [Member] | One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 VT Socially Responsible
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.12%)
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Average Annual Total Returns, 1 Year [Percent]	(22.12%)
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.89%
c000050407 [Member] | EQAB Small Cap Growth [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/AB Small Cap Growth
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(28.42%)
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Average Annual Total Returns, 1 Year [Percent]	(28.42%)
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	9.53%
c000050407 [Member] | EQAggressive Allocation [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/Aggressive Allocation	[7],[8],[9]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.78%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.78%
c000050407 [Member] | EQAll Asset Growth Allocation( [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/All Asset Growth Allocation	[8]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(14.46%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	5.27%
Average Annual Total Returns, 1 Year [Percent]	(14.46%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	5.27%
c000050407 [Member] | EQCapital Group Research [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Capital Group Research
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Capital International, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.97%	[6]
Average Annual Total Returns, 1 Year [Percent]	(18.97%)
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	12.11%
Average Annual Total Returns, 1 Year [Percent]	(18.97%)
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	12.11%
c000050407 [Member] | EQClearBridge Large Cap Growth ESG [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	(32.13%)
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Average Annual Total Returns, 1 Year [Percent]	(32.13%)
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	10.17%
c000050407 [Member] | EQConservative Allocation [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/Conservative Allocation	[7],[9]
Investment Option Adviser [Text Block]	EIMG	[7]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	1.79%
c000050407 [Member] | EQConservativePlus Allocation( [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/Conservative-Plus Allocation	[7],[9]
Investment Option Adviser [Text Block]	EIMG	[7]
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.52%
c000050407 [Member] | EQCore Plus Bond [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/Core Plus Bond
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.93%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.89%)
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(12.89%)
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	1.06%
c000050407 [Member] | EQEquity 500 Index [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Equity 500 Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.54%	[6]
Average Annual Total Returns, 1 Year [Percent]	(18.55%)
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Average Annual Total Returns, 1 Year [Percent]	(18.55%)
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	11.89%
c000050407 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Global Equity Managed Volatility
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	(20.96%)
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Average Annual Total Returns, 1 Year [Percent]	(20.96%)
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	6.20%
c000050407 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/Intermediate Government Bond
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(7.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	(7.62%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
c000050407 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/International Core Managed Volatility
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	3.60%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	3.60%
c000050407 [Member] | EQInternational Equity Index [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/International Equity Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	(11.89%)
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	3.90%
Average Annual Total Returns, 1 Year [Percent]	(11.89%)
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	3.90%
c000050407 [Member] | EQJanus Enterprise [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Janus Enterprise
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Average Annual Total Returns, 1 Year [Percent]	(16.57%)
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	9.46%
c000050407 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Growth Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(29.53%)
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Average Annual Total Returns, 1 Year [Percent]	(29.53%)
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	13.27%
c000050407 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Growth Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(30.57%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Average Annual Total Returns, 1 Year [Percent]	(30.57%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	12.18%
c000050407 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Value Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(11.59%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Average Annual Total Returns, 1 Year [Percent]	(11.59%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	9.46%
c000050407 [Member] | EQ MFS International Growth [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/ MFS International Growth
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	(15.20%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Average Annual Total Returns, 1 Year [Percent]	(15.20%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	6.03%
c000050407 [Member] | EQMid Cap Index [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Mid Cap Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.66%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.60%)
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Average Annual Total Returns, 1 Year [Percent]	(13.60%)
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	10.02%
c000050407 [Member] | EQMid Cap Value Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Mid Cap Value Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
c000050407 [Member] | EQModerate Allocation [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/Moderate Allocation	[7],[9]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	4.25%
c000050407 [Member] | EQModeratePlus Allocation [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/Moderate-Plus Allocation	[7],[9]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(17.08%)
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	6.07%
Average Annual Total Returns, 1 Year [Percent]	(17.08%)
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	6.07%
c000050407 [Member] | EQMoney Market [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Money Market
Investment Option Name (N-3) [Text Block]	EQ/Money Market	[10]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.46%
c000050407 [Member] | EQPIMCO Global Real Return [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/PIMCO Global Real Return
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.27%	[6]
Average Annual Total Returns, 1 Year [Percent]	(16.10%)
Average Annual Total Returns, 5 Years [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(16.10%)
Average Annual Total Returns, 5 Years [Percent]	0.54%
c000050407 [Member] | EQPIMCO Ultra Short Bond [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/PIMCO Ultra Short Bond
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.80%	[6]
Average Annual Total Returns, 1 Year [Percent]	(0.57%)
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(0.57%)
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]	0.71%
c000050407 [Member] | EQSmall Company Index [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Small Company Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(19.80%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Average Annual Total Returns, 1 Year [Percent]	(19.80%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	8.77%
c000050407 [Member] | EQT. Rowe Price Growth Stock [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/T. Rowe Price Growth Stock
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	(38.64%)
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Average Annual Total Returns, 1 Year [Percent]	(38.64%)
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	10.63%
c000050407 [Member] | Equitable Conservative Growth MFETF Portfolio [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.40%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Average Annual Total Returns, 1 Year [Percent]	(12.40%)
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	4.89%
c000050407 [Member] | Multimanager Core Bond [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	Multimanager Core Bond
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.77%)
Average Annual Total Returns, 5 Years [Percent]	(0.45%)
Average Annual Total Returns, 10 Years [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(12.77%)
Average Annual Total Returns, 5 Years [Percent]	(0.45%)
Average Annual Total Returns, 10 Years [Percent]	0.46%
c000050407 [Member] | Multimanager Technology [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Specialty
Investment Option Name (N-3) [Text Block]	Multimanager Technology
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P., Wellington Management Company LLP
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.25%	[6]
Average Annual Total Returns, 1 Year [Percent]	(37.29%)
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	15.05%
Average Annual Total Returns, 1 Year [Percent]	(37.29%)
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	15.05%
c000050407 [Member] | Target 2015 Allocation [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Target 2015 Allocation	[11]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	(14.13%)
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	4.14%
Average Annual Total Returns, 1 Year [Percent]	(14.13%)
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]	4.14%
c000050407 [Member] | Target 2025 Allocation [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Target 2025 Allocation	[11]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	(15.23%)
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	5.92%
Average Annual Total Returns, 1 Year [Percent]	(15.23%)
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	5.92%
c000050407 [Member] | Target 2035 Allocation [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Target 2035 Allocation	[11]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(16.32%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	6.97%
Average Annual Total Returns, 1 Year [Percent]	(16.32%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	6.97%
c000050407 [Member] | Target 2045 Allocation [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Target 2045 Allocation	[11]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(16.73%)
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Average Annual Total Returns, 1 Year [Percent]	(16.73%)
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.75%
c000050407 [Member] | Target 2055 Allocation [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Target 2055 Allocation	[11]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	(17.56%)
Average Annual Total Returns, 5 Years [Percent]	5.32%
Average Annual Total Returns, 1 Year [Percent]	(17.56%)
Average Annual Total Returns, 5 Years [Percent]	5.32%
c000050407 [Member] | Vanguard VIF Total Bond Market Index Portfolio [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	Vanguard ® VIF Total Bond Market Index Portfolio
Investment Option Adviser [Text Block]	Vanguard Fixed Income Group
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
c000050407 [Member] | Vanguard VIF Total Stock Market Index Portfolio One [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	Vanguard ® VIF Total Stock Market Index Portfolio
Investment Option Adviser [Text Block]	Vanguard Equity Index Group
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
c000050407 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• The MRP contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.
Name of Benefit [Text Block]	Death Benefit
c000050407 [Member] | Recordkeeping services [Member]
Prospectus:
Name of Benefit [Text Block]	Recordkeeping services
Purpose of Benefit [Text Block]	Includes plan-level or participant-level recordkeeping
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 15
Brief Restrictions / Limitations [Text Block]
•   IRS Pre-Approved
plan includes plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting.

•   Investment only plan includes recordkeeping services for plan assets in Pooled Trust.

Name of Benefit [Text Block]	Recordkeeping services
c000050407 [Member] | Participant Loans [Member]
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	Any fees or interest charged are determined by employer plan
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available for participants
Optional Benefit [Flag]	true
Optional Benefit Expense, Footnotes [Text Block]	Any fees or interest charged are determined by employer plan
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax rules and ERISA.
Name of Benefit [Text Block]	Participant Loans
c000050407 [Member] | AllianceBernstein Growth Equity [Member]
Prospectus:
Management Fees (of Other Amount), Current [Percent]	0.30%
Other Annual Expense (of Average Account Value), Current [Percent]	0.12%
Total Annual Expenses, Current [Percent]	0.42%
Portfolio Turnover [Percent]	17.03%
Average Annual Total Returns, 1 Year [Percent]	(30.76%)
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	12.84%
Investment Objectives (N-3) [Text Block]
Objective

The investment objective of the AllianceBernstein Growth Equity Fund (Separate Account No. 4) is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index (“Index”); it is intended that the Fund seeks to approximate the risk profile and investment return of the Index on an annualized basis.

Investment Strategies (N-3) [Text Block]
Investment strategies

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap
growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book
ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund each year will take place in June, after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes

Principal Risks of Investing (N-3) [Text Block]
Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts, below” for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Growth Equity Fund specifically.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Growth Equity Fund by showing changes in the AllianceBernstein Growth Equity Fund’s performance from year to year and by showing how the AllianceBernstein Growth Equity Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.
	Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.
Annual Return Bar Chart (N-3) [Table Text Block]
Annual Return, 2013 [Percent]	32.08%
Annual Return, 2014 [Percent]	11.86%
Annual Return, 2015 [Percent]	4.70%
Annual Return, 2016 [Percent]	5.99%
Annual Return, 2017 [Percent]	29.09%
Annual Return, 2018 [Percent]	(2.51%)
Annual Return, 2019 [Percent]	35.00%
Annual Return, 2020 [Percent]	37.13%
Annual Return, 2021 [Percent]	26.51%
Annual Return, 2022 [Percent]	(30.76%)
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)
27.42%	-21.06%
2Q 2020	2Q 2022

Highest Quarterly Return [Percent]	27.42%
Lowest Quarterly Return [Percent]	(21.06%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Jun. 30, 2022
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	-30.76%	9.59%	12.84%
Russell1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-29.14%	10.96%	14.10%

Average Annual Total Returns, 1 Year [Percent]	(30.76%)
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	12.84%
c000050407 [Member] | AllianceBernstein Growth Equity [Member] | Russell One Thousand Growth Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(29.14%)
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Average Annual Total Returns, 1 Year [Percent]	(29.14%)
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	14.10%
c000050407 [Member] | AllianceBernstein Mid Cap Growth [Member]
Prospectus:
Management Fees (of Other Amount), Current [Percent]	0.65%
Other Annual Expense (of Average Account Value), Current [Percent]	0.01%
Total Annual Expenses, Current [Percent]	0.66%
Portfolio Turnover [Percent]	70.57%
Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Investment Objectives (N-3) [Text Block]
Objectives

The AllianceBernstein Mid Cap Growth Fund seeks to achieve long-term capital growth, through a diversified portfolio of equity securities. The account attempts to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

Investment Strategies (N-3) [Text Block]
Investment strategies

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invests at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund’s investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries, as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States. In aggregate, IPO (Initial Public Offerings) investments cannot exceed 5% of the Fund at time of purchase, and no more than 10% due to appreciation. An IPO is an issuer’s first offering of a security or class of a security to the public.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may be invested more than 25% in industries where research resources indicate there is high growth potential. The Fund is valued daily.

Principal Risks of Investing (N-3) [Text Block]
Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund’s investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Growth

Equity and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Mid Cap Growth Fund by showing changes in the AllianceBernstein Mid Cap Growth Fund’s performance from year to year and by showing how the AllianceBernstein Mid Cap Growth Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]
Annual Return, 2013 [Percent]	32.80%
Annual Return, 2014 [Percent]	1.63%
Annual Return, 2015 [Percent]	0.64%
Annual Return, 2016 [Percent]	(1.63%)
Annual Return, 2017 [Percent]	32.39%
Annual Return, 2018 [Percent]	3.74%
Annual Return, 2019 [Percent]	32.74%
Annual Return, 2020 [Percent]	41.72%
Annual Return, 2021 [Percent]	15.50%
Annual Return, 2022 [Percent]	(28.25%)
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)
30.80%	-20.00%
2Q 2020	2Q 2022

Highest Quarterly Return [Percent]	30.80%
Lowest Quarterly Return [Percent]	(20.00%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Jun. 30, 2022
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	-28.25%	10.09%	11.08%
RussellMidcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-26.72%	7.64%	11.41%

Average Annual Total Returns, 1 Year [Percent]	(28.25%)
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	11.08%
c000050407 [Member] | AllianceBernstein Mid Cap Growth [Member] | Russell Mid Cap Growth Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(26.72%)
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	11.41%
Average Annual Total Returns, 1 Year [Percent]	(26.72%)
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	11.41%
c000050407 [Member] | AllianceBernstein Balanced [Member]
Prospectus:
Management Fees (of Other Amount), Current [Percent]	0.50%
Other Annual Expense (of Average Account Value), Current [Percent]	0.34%
Total Annual Expenses, Current [Percent]	0.84%
Portfolio Turnover [Percent]	115.49%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	5.66%
Investment Objectives (N-3) [Text Block]
Objectives

The AllianceBernstein Balanced Fund (Separate Account No. 10) seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios:
Global Structured Equity, US Core Fixed Income and Cash.

Investment Strategies (N-3) [Text Block]
Investment strategies

The Global Structured Equity
sub-portfolio’s
objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio
targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity
sub-portfolio
invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Adviser’s global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor’s investment criteria. The analysts conduct in-depth
research on these companies to uncover the most attractive investment opportunities. The sub-portfolio
is constructed to maximize exposure to stocks selected by the Advisor’s analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio
with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio
primarily invests its assets in countries included in the MSCI World Index, however the sub-portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio
may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor’s currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of the Company.
The US Core Fixed Income’s
sub-portfolio
seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to primarily add value through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on the Advisor’s independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth
analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, the Advisor’s most senior research and portfolio management professionals meet in “research review” sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations — the output of the research review sessions — into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The U.S. Core Fixed Income
sub-portfolio
may invest in a wide variety of publicly traded debt instruments. The sub-portfolio
will only purchase
US-dollar
denominated securities. The
sub-portfolio’s
non-money
market securities will consist primarily of the following publicly traded securities:

1) debt securities issued or guaranteed by the United States Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities-(such as the Federal National Mortgage Association), 2) debt securities issued by governmental entities and corporations from developed and developing nations, 3) asset-backed securities, mortgage-related securities (including agency and non-agency
fixed, ARM and hybrid pass-throughs, commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, and up to 5% agency and non-agency
collateralized mortgage obligations (“CMOs”), zero coupon bonds, preferred stocks and trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities which could result in potential economic leverage, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The sub-portfolio
may purchase 144A securities. The
sub-portfolio
may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor’s Corporation (S&P), Baa or higher by Moody’s Investor Services, Inc. (Moody’s), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio
may directly invest in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements in accordance with the Company guidelines.

Swap transactions are prohibited.

The overall
sub-portfolio
duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.

The Cash
sub-portfolio
may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Advisor.

Principal Risks of Investing (N-3) [Text Block]
Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts”, below, for information on the risks associated with an investment in the funds generally, and in the AllianceBernstein Balanced Fund specifically.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Balanced Fund by showing changes in the AllianceBernstein Balanced Fund’s performance from year to year and by showing how the AllianceBernstein Balanced Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]
Annual Return, 2013 [Percent]	15.42%
Annual Return, 2014 [Percent]	3.89%
Annual Return, 2015 [Percent]	(0.42%)
Annual Return, 2016 [Percent]	6.44%
Annual Return, 2017 [Percent]	13.35%
Annual Return, 2018 [Percent]	(4.79%)
Annual Return, 2019 [Percent]	18.16%
Annual Return, 2020 [Percent]	13.17%
Annual Return, 2021 [Percent]	11.98%
Annual Return, 2022 [Percent]	(15.54%)
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)
13.01%	-11.37%
2Q 2020	1Q 2020

Highest Quarterly Return [Percent]	13.01%
Lowest Quarterly Return [Percent]	(11.37%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Mar. 30, 2020
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	-15.54%	3.79%	5.66%
60%MSCI Acwi Ndr/40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-15.90%	3.52%	5.43%

Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	5.66%
c000050407 [Member] | AllianceBernstein Balanced [Member] | Six Zero Percent Msci Acwi Ndr Four Zero Percent Bloomberg Us Aggregate Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(15.90%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	5.43%
Average Annual Total Returns, 1 Year [Percent]	(15.90%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	5.43%
c000050407 [Member] | Variable Investment Options [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,923
Surrender Expense, 3 Years, Maximum [Dollars]	11,836
Surrender Expense, 5 Years, Maximum [Dollars]	19,908
Surrender Expense, 10 Years, Maximum [Dollars]	40,811
Annuitized Expense, 1 Year, Maximum [Dollars]	3,923
Annuitized Expense, 3 Years, Maximum [Dollars]	11,836
Annuitized Expense, 5 Years, Maximum [Dollars]	19,908
Annuitized Expense, 10 Years, Maximum [Dollars]	40,811
No Surrender Expense, 1 Year, Maximum [Dollars]	3,923
No Surrender Expense, 3 Years, Maximum [Dollars]	11,836
No Surrender Expense, 5 Years, Maximum [Dollars]	19,908
No Surrender Expense, 10 Years, Maximum [Dollars]	40,811
c000050407 [Member] | Pooled separate accounts [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	1,772
Surrender Expense, 3 Years, Maximum [Dollars]	5,433
Surrender Expense, 5 Years, Maximum [Dollars]	9,331
Surrender Expense, 10 Years, Maximum [Dollars]	20,217
Annuitized Expense, 1 Year, Maximum [Dollars]	1,772
Annuitized Expense, 3 Years, Maximum [Dollars]	5,433
Annuitized Expense, 5 Years, Maximum [Dollars]	9,331
Annuitized Expense, 10 Years, Maximum [Dollars]	20,217
No Surrender Expense, 1 Year, Maximum [Dollars]	1,772
No Surrender Expense, 3 Years, Maximum [Dollars]	5,433
No Surrender Expense, 5 Years, Maximum [Dollars]	9,331
No Surrender Expense, 10 Years, Maximum [Dollars]	20,217
c000050407 [Member] | Enrollment Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	25	[12]
c000050407 [Member] | Record Maintenance And Report Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 15	[13]
c000050406 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
If you withdraw account value from the RIA, other than in the form of a benefit distribution payment, within 9 years following the date on which the employer plan began its participation in RIA, you will be assessed a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn. For example, if you make a withdrawal in the first year, you could pay a CWC of up to $6,000 on a $100,000 withdrawal.

For additional information about CWCs see “Contingent withdrawal charge” in “Charges and expenses” later in this Prospectus.

Transaction Charges
In addition to CWCs, you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” in “Charges and expenses” later in this Prospectus.

Ongoing Fees and Expenses (annual charges)	The following tables describe the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract *	0.25%	1.25%
Pooled Separate Account expenses **, (1)	0.20%	0.84%
Portfolio fees and expenses **, (1)	0.56%	1.40%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	1.00%	1.00%

* Expressed as an annual percentage of account value.
**  Expressed as an annual percentage of average daily net assets.
(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2022.
(2)  As a percentage of amount withdrawn as loan principal at the time the loan is made. Your employer plan may also charge interest on the loan amount at a rate they set.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add contingent withdrawal charges that substantially increase costs.

4

Lowest Annual Cost $460	Highest Annual Cost $2,372
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive Base Contract, Pooled Separate Account and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of Base Contract, Pooled Separate Account, and Portfolio fees and expenses
•   No loans taken
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” later in this Prospectus.

Charges for Early Withdrawals [Text Block]
If you withdraw account value from the RIA, other than in the form of a benefit distribution payment, within 9 years following the date on which the employer plan began its participation in RIA, you will be assessed a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn. For example, if you make a withdrawal in the first year, you could pay a CWC of up to $6,000 on a $100,000 withdrawal.

For additional information about CWCs see “Contingent withdrawal charge” in “Charges and expenses” later in this Prospectus.

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
In addition to CWCs, you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” in “Charges and expenses” later in this Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Annual Fee	Minimum	Maximum
Base Contract *	0.25%	1.25%
Pooled Separate Account expenses **, (1)	0.20%	0.84%
Portfolio fees and expenses **, (1)	0.56%	1.40%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	1.00%	1.00%

* Expressed as an annual percentage of account value.
**  Expressed as an annual percentage of average daily net assets.
(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2022.
(2)  As a percentage of amount withdrawn as loan principal at the time the loan is made. Your employer plan may also charge interest on the loan amount at a rate they set.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add contingent withdrawal charges that substantially increase costs.

4

Lowest Annual Cost $460	Highest Annual Cost $2,372
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive Base Contract, Pooled Separate Account and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of Base Contract, Pooled Separate Account, and Portfolio fees and expenses
•   No loans taken
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” later in this Prospectus.

Contract Expense (of Average Annual Net Assets) (N-3) Minimum [Percent]	0.25%	[1]
Contract Expense (of Average Annual Net Assets) (N-3) Maximum [Percent]	1.25%	[1]
Contract Expense (N-3) Footnotes [Text Block]	Expressed as an annual percentage of account value.
Optional Benefits Footnotes [Text Block]	As a percentage of amount withdrawn as loan principal at the time the loan is made. Your employer plan may also charge interest on the loan amount at a rate they set.
Lowest and Highest Annual Cost [Table Text Block]
Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add contingent withdrawal charges that substantially increase costs.

Lowest Annual Cost $460	Highest Annual Cost $2,372
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive Base Contract, Pooled Separate Account and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of Base Contract, Pooled Separate Account, and Portfolio fees and expenses
•   No loans taken
•   No sales charges
•   No additional contributions, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 460
Highest Annual Cost [Dollars]	$ 2,372
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” later in this Prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” later in this Prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” and “Portfolios of the Trusts” in “RIA Investment Options” and Appendix: Portfolio Companies Available Under the Contract later in this Prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the guaranteed interest option, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” later in this Prospectus.

Investment Restrictions [Text Block]
The availability of investment options will vary by employer, and you should refer to your plan documents for a list of the investment options available to you. You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described later in this Prospectus. We reserve the right to remove or substitute Portfolios and Pooled Separate Accounts as investment options.

For additional information about the investment options see “Investment options” in “RIA Investment Options” later in this Prospectus.

Transfers from the guaranteed interest option may be subject to limitations. From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose those transfer restrictions.

For additional information about the guaranteed interest option see “Guaranteed interest option” in “RIA Investment Options” later in this Prospectus.

Optional Benefit Restrictions [Text Block]
Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Loans generally must be taken from the guaranteed interest option. The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant. We charge a 1% fee at the time a loan is made, and the employer plan may charge interest on the loan, at a rate they set. If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC of up to 6% of the unpaid balance if this occurs within 9 years of the date on which the employer began it’s participation in the RIA. See “Participant Loans” in “Benefits Available Under the Contract” later in this Prospectus.

Optional Participant Recordkeeping Services. This service must be selected by the employer. If it is selected by the employer than the participants must be enrolled and pay the annual fee. Employers who did not elect the option may no longer do so.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” later in this Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” later in this Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Contingent withdrawal charge” in “Charges and expenses” later in this Prospectus.

Item 4. Fee Table [Text Block]

Transaction Expenses

Sales Load Imposed on Purchases	Non e
Withdrawal Charge (CWC) (as a percentage of amount withdrawn) (1)	6.00%
Administrative fee if you purchase an annuity payout option	$175
Transfer Fee	None

Sales Load (of Purchase Payments), Current [Percent]
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[14]
Deferred Sales Load, Footnotes [Text Block]	If you withdraw money from the contract within 9 years following the date on which the employer plan began its participation in RIA, we may impose a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn, declining to 0% over 10 years. The amount of any CWC is determined in accordance with the rate schedule set forth below. We treat outstanding participant loan balances that are not paid back per the terms of the loan as withdrawals. As such, the CWC will be applied as if the amount had been withdrawn on the day the principal payment was due.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (1)	1.25%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (2)
	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Common Stock	0.08%	0.12%	0.20%

AllianceBernstein Mid Cap Growth	0.50%	0.01%	0.51%

AllianceBernstein Balanced	0.50%	0.34%	0.84%

Optional Benefits Expenses
Optional Participant Recordkeeping Services (per plan participant) (3)	$25
Loan fee (as a percentage of amount withdrawn as loan principal at the time the loan is made) (4)	1.00%
(1)	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
(2)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2022.
(3)	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
(4)	The plan may charge interest on plan loans at a rate determined by the plan administrator.

The next item shows the minimum and maximum total operating expenses charged by any portfolio of the Trusts that you may pay periodically during the time that you own the contract. These amounts also include the Platform Charge if you choose to invest in certain Portfolios. A complete list of portfolios available under the contract, including their annual expenses, may be found at the back of this document.
See
“APPENDIX: Portfolio Companies Available Under the Contract.”

Annual Portfolio Expenses
	Minimum	Maximum
(expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) (1)	0.56%	1.40%

(1)
Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year and are based on the expenses incurred by the Portfolios during the fiscal year ended December 31, 2022. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.05% that we charge for amounts invested in the EQ/Core Plus Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Quality Bond PLUS, EQ/AB Small Cap Growth, EQ/Equity 500 Index, and EQ/Money Market Portfolios.

Base Contract Expense (of Average Account Value), Current [Percent]	1.25%	[15]
Base Contract Expense, Footnotes [Text Block]	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
Other Annual Expense 1 (of Average Account Value), Current [Percent]	1.00%	[16]
Other Annual Expense 1, Footnotes [Text Block]	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2022.
Optional Benefit Expense (of Other Amount), Current [Percent]	25.00%	[17]
Optional Benefit Expense, Footnotes [Text Block]	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
Total Annual Expenses, Maximum [Percent]	1.40%	[4]
Total Annual Expenses, Minimum [Percent]	0.56%	[4]
Surrender Example [Table Text Block]
Example

These examples are intended to help you compare the cost of investing in the RIA contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
  These example assume that you invest $100,000 in the variable investment options in Separate Account No. 66 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $8,939	3 years $13,943	5 years $19,120	10 years $30,989

If you annuitize at the end of the applicable time period:	1 year $2,983	3 years $8,782	5 years $14,836	10 years $31,164

If you do not surrender your contract:	1 year $2,808	3 years $8,607	5 years $14,661	10 years $30,989

Pooled separate accounts.
  These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $8,386	3 years $12,272	5 years $16,313	10 years $25,157

If you annuitize at the end of the applicable time period:	1 year $2,395	3 years $7,018	5 years $11,900	10 years $25,332

If you do not surrender your contract:	1 year $2,220	3 years $6,843	5 years $11,725	10 years $25,157

Annuitize Example [Table Text Block]
Example

These examples are intended to help you compare the cost of investing in the RIA contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
  These example assume that you invest $100,000 in the variable investment options in Separate Account No. 66 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $8,939	3 years $13,943	5 years $19,120	10 years $30,989

If you annuitize at the end of the applicable time period:	1 year $2,983	3 years $8,782	5 years $14,836	10 years $31,164

If you do not surrender your contract:	1 year $2,808	3 years $8,607	5 years $14,661	10 years $30,989

Pooled separate accounts.
  These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $8,386	3 years $12,272	5 years $16,313	10 years $25,157

If you annuitize at the end of the applicable time period:	1 year $2,395	3 years $7,018	5 years $11,900	10 years $25,332

If you do not surrender your contract:	1 year $2,220	3 years $6,843	5 years $11,725	10 years $25,157

No Surrender Example [Table Text Block]
Example

These examples are intended to help you compare the cost of investing in the RIA contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
  These example assume that you invest $100,000 in the variable investment options in Separate Account No. 66 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $8,939	3 years $13,943	5 years $19,120	10 years $30,989

If you annuitize at the end of the applicable time period:	1 year $2,983	3 years $8,782	5 years $14,836	10 years $31,164

If you do not surrender your contract:	1 year $2,808	3 years $8,607	5 years $14,661	10 years $30,989

Pooled separate accounts.
  These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year $8,386	3 years $12,272	5 years $16,313	10 years $25,157

If you annuitize at the end of the applicable time period:	1 year $2,395	3 years $7,018	5 years $11,900	10 years $25,332

If you do not surrender your contract:	1 year $2,220	3 years $6,843	5 years $11,725	10 years $25,157

Portfolio Turnover [Text Block]
Portfolio Turnover

Each of the Pooled Separate Accounts pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual contract expenses or in the example, affect the Pooled Separate Account’s performance. During the most recent fiscal year, each Pooled Separate Account’s portfolio turnover rate as a percentage of the average value of its portfolio was:

AllianceBernstein Balanced — Separate Account No. 10	115.49%

AllianceBernstein Common Stock — Separate Account No. 4	17.03%

AllianceBernstein Mid Cap Growth — Separate Account No. 3	70.57%

Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options
and Pooled Separate Accounts.
  You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

Insurance Company Risk.
  No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Limitations on Access to Account Value Through Withdrawals.
  We may impose a contingent withdrawal charge (“CWC”) against withdrawals made from any of the Pooled Separate Accounts, Variable Investment options or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59 1/2. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.

Possible Adverse Tax Consequences
.
  The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.
Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a Short-Term Investment
.
  The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss.
  All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Cybersecurity risks and catastrophic events
  We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like
COVID-19),
natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19.
  The
COVID-19
pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of
COVID-19
have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the
COVID-19
pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the
COVID-19
pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates.
COVID-19
could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.
Our investment portfolio has been, and may continue to be, adversely affected by the
COVID-19
pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the
COVID-19
pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against
COVID-19
and its variants.

Item 11. Benefits Available (N-3) [Text Block]
2.
Benefits Available Under the Contract

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.	Standard	No additional charge	• RIA does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Participant Recordkeeping Services	Includes participant-level recordkeeping and making benefit payments.	Optional	$25 per plan participant
•  The contract must include the guaranteed interest option in the investment options if the employer selects participant recordkeeping services.
•  Although this option applies to contracts if the employer previously elected the option, employers that did not previously elect the option may no longer do so.
•  If an employer has chosen this service, all participants must be enrolled and pay the annual fee.

Participant Loans	Loans may be available to participants	Optional	1% of loan amount plus interest that may be charged by your employer plan
•  Not all employer plans will offer loans.
•  Loans are subject to restrictions under federal tax rules and ERISA.
•  The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant subject to federal tax rules.
•  If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC if applicable.

Participant Recordkeeping Services

Services provided.
If your employer elected the participant recordkeeping services program (“PRS”), we:

•	establish an individual participant account for each participant covered by your employer’s plan based on data your employer provides;

•	receive and deposit contributions on behalf of participants to individual participant accounts;

•	maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant’s proportionate values in the plan;

•	provide to your employer individual participant’s reports reflecting the activity in the individual participant’s proportionate interest in the plan; and

•	process transfers and distributions of the participant’s portion of his or her share of the employer plan assets among the investment options as your employer instructs.

Your employer is responsible for providing the Company with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information your employer provides is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

The Company does not keep records or provide individual reports for individual participants for plans that do not elect PRS.

Investment options.
Your employer must include the guaranteed interest option in the investment options.

Fees.
We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the amounts attributable to each individual participant at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest option. We retain the right to change the fee upon 30 days’ notice to the employer. See “Charges and expenses” later in this prospectus.

Enrollment.
Enrollment of your plan in PRS is no longer available.

Participant Loans

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator’s responsibility to administer the loan program.

The following are important features of the RIA loan provision:

•	We will only permit loans from the guaranteed interest option. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest option for the loan transaction, the employer can move the additional amounts necessary from one or more Pooled Separate Accounts or the variable investment options to the guaranteed interest option.

•	The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

•	Repayment of loan principal and interest can be made only to the guaranteed interest option. The employer must identify the portion of the repayment amount which is principal and which is interest.

•	Upon repayment of a loan amount, any repayment of loan principal and loan reserve (see below) taken from one or more Pooled Separate Accounts or the variable investment options for loan purposes may be moved back to a Pooled Separate Account or the variable investment option.

•	We charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due, and taxes and additional penalty taxes may also apply. See “Charges and expenses” in the prospectus.

•	The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant, subject to the maximum loan amount permitted by the employer’s plan and the Code.

•	On the date a loan is made, we create a loan reserve account in the guaranteed interest option in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see “Charges and expenses” in the prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding but the plan administrator may charge interest on the loan amount at a rate they set. The amount of the loan reserve will continue to earn interest at the guaranteed interest option rate applicable for the employer plan.

•	Amounts borrowed from your contract do not participate in separate account investment experience and therefore, loans can affect the account value whether or not you repay the loan. The account value when you surrender, die, or terminate your contract will be reduced by the amount of any outstanding loan plus accrued interest.

•	The ongoing operations fee will apply to the sum of the investment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest option, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See “Charges and expenses” in the prospectus.

Benefits Available [Table Text Block]

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.	Standard	No additional charge	• RIA does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Participant Recordkeeping Services	Includes participant-level recordkeeping and making benefit payments.	Optional	$25 per plan participant
•  The contract must include the guaranteed interest option in the investment options if the employer selects participant recordkeeping services.
•  Although this option applies to contracts if the employer previously elected the option, employers that did not previously elect the option may no longer do so.
•  If an employer has chosen this service, all participants must be enrolled and pay the annual fee.

Participant Loans	Loans may be available to participants	Optional	1% of loan amount plus interest that may be charged by your employer plan
•  Not all employer plans will offer loans.
•  Loans are subject to restrictions under federal tax rules and ERISA.
•  The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant subject to federal tax rules.
•  If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC if applicable.

Optional Benefit Expense (of Other Amount), Current [Percent]	25.00%	[17]
Optional Benefit Expense, Footnotes [Text Block]	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
Item 18. Options Available (N-3) [Text Block]
Appendix: Portfolio Companies Available Under the Contract

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146682. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
The availability of Portfolios will vary by employer,
and you should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. The table does show the contract’s Platform Charge, but the Platform Charge is not reflected in the current expenses or average annual total returns of the portfolios. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable					Average Annual Total Returns (as of 12/31/2022)
		Current Expenses		Platform Charge	Platform Charge + Current Expenses	1 year	5 year	10 year
Equity	1290 VT Small Cap Value — Equitable Investment Management Group, LLC (“EIMG”); BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15	%^	—	—	0.07%	8.76%	—
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.91%		—	—	-22.12%	8.68%	11.89%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.91%		0.05%	0.96%	-28.45%	5.28%	9.52%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97	%^	—	—	-18.97%	9.23%	12.11%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; — ClearBridge Investments, LLC	1.00	%^	—	—	-32.13%	7.29%	10.17%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	0.05%	0.98%	-12.86%	0.91%	1.03%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	0.05%	0.59%	-18.55%	8.81%	11.89%
Equity	EQ/Global Equity Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.10	%^	—	—	-20.96%	2.87%	6.20%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65	%^	0.05%	0.70%	-7.67%	-0.21%	0.01%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.08%		—	—	-14.12%	1.33%	3.60%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.75	%^	0.05%	0.80%	-11.89%	1.03%	3.90%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable				Average Annual Total Returns (as of 12/31/2022)
		Current Expenses	Platform Charge	Platform Charge + Current Expenses	1 year	5 year	10 year
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates L.P.	1.07%	—	—	-13.63%	0.33%	3.09%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%	—	—	0.20%	8.15%	12.37%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%	—	—	-18.42%	8.00%	11.24%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.72%	—	—	-29.53%	10.17%	13.27%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.87%	—	—	-30.57%	8.14%	12.18%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG; AllianceBernstein L.P.	0.86%	—	—	-11.60%	5.67%	9.46%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.66%^	—	—	-13.60%	5.99%	10.02%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.95%	—	—	-14.58%	4.62%	8.96%
Money Market	EQ/Money Market * — EIMG; BNY Mellon Investment Adviser, Inc.	0.69%	0.05%	0.74%	1.11%	0.85%	0.46%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.80%	0.05%	0.85%	-10.18%	-0.30%	0.19%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00%^	—	—	-38.64%	4.23%	10.63%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%	—	—	-15.11%	4.44%	8.43%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.25%^	—	—	-37.29%	10.37%	15.05%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Investment Option Expenses and Performance (N-3) [Table Text Block]
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146682. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
The availability of Portfolios will vary by employer,
and you should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. The table does show the contract’s Platform Charge, but the Platform Charge is not reflected in the current expenses or average annual total returns of the portfolios. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable					Average Annual Total Returns (as of 12/31/2022)
		Current Expenses		Platform Charge	Platform Charge + Current Expenses	1 year	5 year	10 year
Equity	1290 VT Small Cap Value — Equitable Investment Management Group, LLC (“EIMG”); BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15	%^	—	—	0.07%	8.76%	—
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.91%		—	—	-22.12%	8.68%	11.89%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.91%		0.05%	0.96%	-28.45%	5.28%	9.52%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97	%^	—	—	-18.97%	9.23%	12.11%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; — ClearBridge Investments, LLC	1.00	%^	—	—	-32.13%	7.29%	10.17%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	0.05%	0.98%	-12.86%	0.91%	1.03%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	0.05%	0.59%	-18.55%	8.81%	11.89%
Equity	EQ/Global Equity Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.10	%^	—	—	-20.96%	2.87%	6.20%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65	%^	0.05%	0.70%	-7.67%	-0.21%	0.01%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.08%		—	—	-14.12%	1.33%	3.60%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.75	%^	0.05%	0.80%	-11.89%	1.03%	3.90%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable				Average Annual Total Returns (as of 12/31/2022)
		Current Expenses	Platform Charge	Platform Charge + Current Expenses	1 year	5 year	10 year
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates L.P.	1.07%	—	—	-13.63%	0.33%	3.09%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%	—	—	0.20%	8.15%	12.37%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%	—	—	-18.42%	8.00%	11.24%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.72%	—	—	-29.53%	10.17%	13.27%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.87%	—	—	-30.57%	8.14%	12.18%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG; AllianceBernstein L.P.	0.86%	—	—	-11.60%	5.67%	9.46%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.66%^	—	—	-13.60%	5.99%	10.02%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.95%	—	—	-14.58%	4.62%	8.96%
Money Market	EQ/Money Market * — EIMG; BNY Mellon Investment Adviser, Inc.	0.69%	0.05%	0.74%	1.11%	0.85%	0.46%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.80%	0.05%	0.85%	-10.18%	-0.30%	0.19%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00%^	—	—	-38.64%	4.23%	10.63%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%	—	—	-15.11%	4.44%	8.43%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.25%^	—	—	-37.29%	10.37%	15.05%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Item 19. Additional Information About Investment Options (N-3) [Text Block]
1.
RIA Investment Options

Investment options

We offer various investment options under RIA, including the Pooled Separate Accounts, the variable investment options investing in underlying Portfolios, and the guaranteed interest option. Each Pooled Separate Account and Portfolio has a different investment objective. The Pooled Separate Accounts and Portfolios try to meet their investment objectives by investing in a portfolio of securities. The maximum number of active investment options that can be available under any RIA annuity contract at any time is 25 and the availability of investment options will vary by employer. You should refer to your plan documents for a list of the investment options available to you. We cannot assure you that any of the Pooled Separate Account and Portfolios will meet their investment objectives.

You can lose your principal when investing in the Pooled Separate Accounts and the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.

The Pooled Separate Accounts

There are three Pooled Separate Accounts offered under the contract — the AllianceBernstein Balanced Fund, the AllianceBernstein Common Stock Fund, and the AllianceBernstein Mid Cap Growth Fund.

The AllianceBernstein Balanced Fund

Objectives

The Balanced Fund (Separate Account No. 10) seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios:
Global Structured Equity, US Core Fixed Income and Cash.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Balanced Fund by showing changes in the AllianceBernstein Balanced Fund’s performance from year to year and by showing how the AllianceBernstein Balanced Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct
Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

13.11% 2Q 2020	-11.29% 1Q 2020

Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	-15.53%	4.07%	6.04%
60% MSCI Acwi Ndr/40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-15.90%	3.52%	5.43%

Investment strategies

The Global Structured Equity
sub-portfolio’s
objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio
targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity
sub-portfolio
invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Advisor’s global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor’s investment criteria. The analysts conduct in-depth
research on these companies to uncover the most attractive investment opportunities. The sub-portfolio
is constructed to maximize exposure to stocks selected by the Advisor’s analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio
with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio
primarily invests its assets in countries included in the MSCI World Index, however the sub portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio
may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor’s currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of the Company.

The U.S. Core Fixed Income’s
sub-portfolio
seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to add value primarily through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on the Advisor’s independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth
analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, the Advisor’s most senior research and portfolio management professionals meet in “research review” sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations — the output of the research review sessions — into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The U.S. Core Fixed Income
sub-portfolio
may invest in a wide variety of publicly traded debt instruments. The sub-portfolio
will only purchase
US-dollar
denominated securities. The
sub-portfolio’s
non-money
market securities will consist primarily of the following publicly traded securities:

1) debt securities issued or guaranteed by the United States Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association), 2) debt securities issued by governmental entities and corporations from developed and developing nations, 3) asset-backed securities, mortgage-related securities (including agency and non-agency
fixed, ARM and hybrid pass-throughs, commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, and up to 5% agency and non-agency
collateralized mortgage obligations (“CMOs”), zero coupon bonds, preferred stocks and trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities which could result in potential economic leverage, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The sub-portfolio
may purchase 144A securities. The
sub-portfolio
may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor’s Corporation (S&P), Baa or higher by Moody’s Investor Services, Inc. (Moody’s), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio
may directly invest in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements in accordance with the Company’s guidelines.

Swap transactions are prohibited.

The overall
sub-portfolio
duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.

The Cash
sub-portfolio
may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Advisor.

Asset allocation policies

The Balanced Fund includes an asset allocation with a 60% weighting for equity securities and a 40% weighting for debt securities (see chart below). This asset allocation, which has been adapted to the Company’s specifications, is summarized below. The Advisor will allow the relative weightings of the Balanced Fund’s debt and equity components to vary in response to markets, but ordinarily only by +/– 3% of the portfolio. Beyond those ranges, the Advisor may generally rebalance the Balanced Fund toward the targeted asset allocation, in line with the Company’s specifications. The Fund is valued daily.

Allocation Portfolio Type	Sub-Portfolio	The Company’s Specified Target
Global Equity	Global Structured Equity	60%
Total fixed and money market instruments:		40%
• Fixed	• 35%–US Core Fixed Income
• Money market instruments	• 5%–Cash

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Balanced Fund specifically.

The AllianceBernstein Common Stock Fund

Objective

The investment objective of the AllianceBernstein Common Stock Fund (Separate Account No. 4) is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index (“Index”); it is intended that the Fund seeks to approximate the risk profile and investment return of the Index on an annualized basis.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Common Stock Fund by showing changes in the AllianceBernstein Common Stock Fund’s performance from year to year and by showing how the AllianceBernstein Common Stock Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expense and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.
Calendar Year Annual Total
Returns

Best quarter (% and time period)	Worst quarter (% and time period)

27.43% 2Q 2020	-20.96% 2Q 2022

Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	-29.40%	10.30%	13.44%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-29.14%	10.96%	14.10%

Investment strategies

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap
growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book
ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund each year will take place in June after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are pre-announced
and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies are received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein may utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if, in the advisor’s opinion, they provide a more cost-effective alternative than transacting in the cash market.
The Fund is valued daily.

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Common Stock Fund specifically.

The AllianceBernstein Mid Cap Growth Fund

Objective

The AllianceBernstein Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Mid Cap Growth Fund by showing changes in the AllianceBernstein Mid Cap Growth Fund’s performance from year to year and by showing how the AllianceBernstein Mid Cap Growth Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

30.89% 2Q 2020	-19.92% 2Q 2022
Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	-28.25%	10.34%	11.45%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-26.72%	7.64%	11.41%

Investment strategies

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund’s investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States. In aggregate, IPO (Initial Public Offerings) investments cannot exceed 5% of the Fund at time of purchase, and no more than 10% due to appreciation. An IPO is an issuer’s first offering of a security or class of a security to the public.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may be invested more than 25% in industries where research resources indicate there is high growth potential. The Fund is valued daily.

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund’s investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Common Stock and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this
Fund, particularly as you near retirement.
Investment adviser of the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds

The Board of Directors of Equitable has delegated responsibility to a committee to authorize or approve investments in the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth funds (collectively, the “Funds”). That committee may exercise its investment authority directly or it may delegate it, in whole or in part, to a third party investment advisor. The committee has delegated responsibility to AllianceBernstein L.P. (“AllianceBernstein”) to manage the Funds. Subject to that committee’s broad supervisory authority, AllianceBernstein’s investment officers and managers have complete discretion over the assets of the Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, investment opportunities are allocated among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.

AllianceBernstein is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Equitable does not act as an investment adviser to the Funds. We are the majority-owners of AllianceBernstein, a limited partnership. AllianceBernstein acts as investment adviser to various separate accounts and general accounts of the Company and other affiliated insurance companies. AllianceBernstein also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The aggregate fees paid to AllianceBernstein as a percentage of net assets in 2022 for the AllianceBernstein Balanced Fund was 0.50%; for AllianceBernstein Common Stock Fund was 0.08%; and for AllianceBernstein Mid Cap Growth Fund was 0.50%. The following `portfolio managers are primarily responsible for the day-to-day management of the portfolios:

Fund	Portfolio Manager	Business experience for past 5 years
AllianceBernstein Balanced Fund	Michael Canter	Portfolio Manager at AllianceBernstein since 2016
	Joshua Lisser	Portfolio Manager at AllianceBernstein since 1992

Fund	Portfolio Manager	Business experience for past 5 years
AllianceBernstein Balanced Fund	Ben Sklar	Portfolio Manager at AllianceBernstein since 2009
	Matthew Sheridan	Portfolio Manager at AllianceBernstein since 1998
AllianceBernstein Common Stock Fund	Katherine Robertson	Portfolio Manager at AllianceBernstein since 2021
	Geoff Tomlinson	Portfolio Manager at AllianceBernstein since 2021
	Joshua Lisser	Portfolio Manager at AllianceBernstein since 1992
AllianceBernstein Mid Cap Growth Fund	John H. Fogarty	Portfolio Manager at AllianceBernstein since 1997
	Samantha Lau	Portfolio Manager at AllianceBernstein since 2022

The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities of the Funds.

As of December 31, 2022 AllianceBernstein had total assets under management of approximately $646 billion. AllianceBernstein’s main office is located at 501 Commerce Street, Nashville, TN 37203.

Portfolio holdings policy for the Pooled Separate Accounts

A description of the policies and procedures with respect to disclosure of the portfolio securities of The AllianceBernstein Balanced Fund, The AllianceBernstein Common Stock Fund and the AllianceBernstein Mid Cap Growth Fund is available in the SAI..

Principal Risks of investing in the Pooled Separate Accounts

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.

The risk factors associated with an investment in the AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds.

Risk factors — AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds

Common stock.
Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund’s investments — and, therefore, the value of the Fund’s units — to fluctuate.

Securities of medium and smaller-sized companies.
The AllianceBernstein Mid Cap Growth Fund invests primarily in the securities of medium-sized companies. The AllianceBernstein Balanced Fund may also make these investments, as well as investments in smaller-sized companies. The securities of small and medium-sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of their investments in securities of small or medium-sized companies. This is due to the greater business risks of small-size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $20 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small and medium-sized companies have a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Non-equity
securities.
Investing in
non-equity
securities, such as bonds and debentures, involves the risk that the value of these securities held by the AllianceBernstein Balanced Fund — and, therefore, the value of the Fund’s units — will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the AllianceBernstein Balanced Fund, while an increase in prevailing interest rates usually reduces the value of the AllianceBernstein Balanced Fund’s holdings. As a result, interest rate fluctuations will affect the value of the AllianceBernstein Balanced Fund’s units, but will not affect the income received from the Fund’s current portfolio holdings. Moreover, convertible securities, which may be in the AllianceBernstein Balanced and AllianceBernstein Mid Cap Growth Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

Foreign investing.
Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the AllianceBernstein, Mid Cap Growth and Balanced Funds’ foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund’s foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

Restricted securities.
Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted
securities and (2) lack readily available market quotations. Accordingly, the AllianceBernstein Balanced and the AllianceBernstein Mid Cap Growth Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the AllianceBernstein Common Stock Fund, AllianceBernstein Mid Cap Growth Fund or the AllianceBernstein Balanced Fund.

Risks of investment strategies.
Due to the AllianceBernstein Mid Cap Growth Fund’s aggressive investment policies, this

Principal Risks of Investing (N-3) [Text Block]
Principal Risks of investing in the Pooled Separate Accounts

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.

The risk factors associated with an investment in the AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds.

Risk factors — AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds

Common stock.
Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund’s investments — and, therefore, the value of the Fund’s units — to fluctuate.

Securities of medium and smaller-sized companies.
The AllianceBernstein Mid Cap Growth Fund invests primarily in the securities of medium-sized companies. The AllianceBernstein Balanced Fund may also make these investments, as well as investments in smaller-sized companies. The securities of small and medium-sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of their investments in securities of small or medium-sized companies. This is due to the greater business risks of small-size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $20 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small and medium-sized companies have a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Non-equity
securities.
Investing in
non-equity
securities, such as bonds and debentures, involves the risk that the value of these securities held by the AllianceBernstein Balanced Fund — and, therefore, the value of the Fund’s units — will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the AllianceBernstein Balanced Fund, while an increase in prevailing interest rates usually reduces the value of the AllianceBernstein Balanced Fund’s holdings. As a result, interest rate fluctuations will affect the value of the AllianceBernstein Balanced Fund’s units, but will not affect the income received from the Fund’s current portfolio holdings. Moreover, convertible securities, which may be in the AllianceBernstein Balanced and AllianceBernstein Mid Cap Growth Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

Foreign investing.
Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the AllianceBernstein, Mid Cap Growth and Balanced Funds’ foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund’s foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

Restricted securities.
Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted
securities and (2) lack readily available market quotations. Accordingly, the AllianceBernstein Balanced and the AllianceBernstein Mid Cap Growth Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the AllianceBernstein Common Stock Fund, AllianceBernstein Mid Cap Growth Fund or the AllianceBernstein Balanced Fund.

Risks of investment strategies.
Due to the AllianceBernstein Mid Cap Growth Fund’s aggressive investment policies, this
Fund provides greater growth potential and may have greater risk than other equity offerings. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

Risks associated with the AllianceBernstein Common Stock Fund

While the objective of the Fund is to approximate the return of the Russell 1000 Growth Index, the actual performance of the Fund may deviate from the Index as a result of transaction costs, equitization of cash, security price deviations, investment management fees, operating expense charges such as custody and audit fees, any potential future exchange trading limits, and internal stock restrictions, all of which affects the Fund but not the Index. This deviation is commonly referred to as “tracking error.” The Fund attempts to minimize these deviations through a management process which strives to minimize transactions costs, keep the account fully invested and maintain a portfolio with characteristics that are systematically the same as those of the Russell 1000 Growth Index.

Risks associated with the AllianceBernstein Balanced Fund

Bonds rated below A by S&P, Moody’s or Fitch are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest.

c000050406 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” later in this Prospectus.

Principal Risk [Text Block]
Risk of Loss.
  All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

c000050406 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” later in this Prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment
.
  The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

c000050406 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the guaranteed interest option, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” later in this Prospectus.

Principal Risk [Text Block]
Insurance Company Risk.
	No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.
c000050406 [Member] | Risks Associated with Variable Investment Options and Pooled Separate Accounts [Member]
Prospectus:
Principal Risk [Text Block]
Risks Associated with Variable Investment Options
and Pooled Separate Accounts.
  You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

c000050406 [Member] | Limitations on Access to Account Value Through Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on Access to Account Value Through Withdrawals.
  We may impose a contingent withdrawal charge (“CWC”) against withdrawals made from any of the Pooled Separate Accounts, Variable Investment options or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59 1/2. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.

c000050406 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences
.
	The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.
c000050406 [Member] | Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events
  We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like
COVID-19),
natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

c000050406 [Member] | Covid Nineteen [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19.
  The
COVID-19
pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of
COVID-19
have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the
COVID-19
pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the
COVID-19
pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates.
COVID-19
could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.
Our investment portfolio has been, and may continue to be, adversely affected by the
COVID-19
pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the
COVID-19
pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against
COVID-19
and its variants.

c000050406 [Member] | Risks Associated with Investment Options [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” and “Portfolios of the Trusts” in “RIA Investment Options” and Appendix: Portfolio Companies Available Under the Contract later in this Prospectus.

c000050406 [Member] | One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 VT Socially Responsible
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.12%)
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Average Annual Total Returns, 1 Year [Percent]	(22.12%)
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.89%
c000050406 [Member] | EQAB Small Cap Growth [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/AB Small Cap Growth
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(28.45%)
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Average Annual Total Returns, 1 Year [Percent]	(28.45%)
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	9.52%
c000050406 [Member] | EQCapital Group Research [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Capital Group Research
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Capital International, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.97%	[6]
Average Annual Total Returns, 1 Year [Percent]	(18.97%)
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	12.11%
Average Annual Total Returns, 1 Year [Percent]	(18.97%)
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	12.11%
c000050406 [Member] | EQClearBridge Large Cap Growth ESG [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	(32.13%)
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Average Annual Total Returns, 1 Year [Percent]	(32.13%)
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	10.17%
c000050406 [Member] | EQCore Plus Bond [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/Core Plus Bond
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.93%	[6]
Average Annual Total Returns, 1 Year [Percent]	(12.86%)
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(12.86%)
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	1.03%
c000050406 [Member] | EQEquity 500 Index [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Equity 500 Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.54%	[6]
Average Annual Total Returns, 1 Year [Percent]	(18.55%)
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Average Annual Total Returns, 1 Year [Percent]	(18.55%)
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	11.89%
c000050406 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Global Equity Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	(20.96%)
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Average Annual Total Returns, 1 Year [Percent]	(20.96%)
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	6.20%
c000050406 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/Intermediate Government Bond
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	(7.67%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.01%
Average Annual Total Returns, 1 Year [Percent]	(7.67%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.01%
c000050406 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/International Core Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	3.60%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	3.60%
c000050406 [Member] | EQInternational Equity Index [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/International Equity Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	(11.89%)
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	3.90%
Average Annual Total Returns, 1 Year [Percent]	(11.89%)
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	3.90%
c000050406 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Growth Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(29.53%)
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Average Annual Total Returns, 1 Year [Percent]	(29.53%)
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	13.27%
c000050406 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Growth Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(30.57%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	12.18%
Average Annual Total Returns, 1 Year [Percent]	(30.57%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	12.18%
c000050406 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Value Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(11.60%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Average Annual Total Returns, 1 Year [Percent]	(11.60%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	9.46%
c000050406 [Member] | EQMid Cap Index [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Mid Cap Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.66%	[6]
Average Annual Total Returns, 1 Year [Percent]	(13.60%)
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Average Annual Total Returns, 1 Year [Percent]	(13.60%)
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	10.02%
c000050406 [Member] | EQMid Cap Value Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Mid Cap Value Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
c000050406 [Member] | EQMoney Market [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Money Market
Investment Option Name (N-3) [Text Block]	EQ/Money Marke	[10]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.46%
c000050406 [Member] | EQT. Rowe Price Growth Stock [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/T. Rowe Price Growth Stock
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	(38.64%)
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Average Annual Total Returns, 1 Year [Percent]	(38.64%)
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	10.63%
c000050406 [Member] | Multimanager Technology [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Specialty
Investment Option Name (N-3) [Text Block]	Multimanager Technology
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P., Wellington Management Company LLP
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.25%	[6]
Average Annual Total Returns, 1 Year [Percent]	(37.29%)
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	15.05%
Average Annual Total Returns, 1 Year [Percent]	(37.29%)
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	15.05%
c000050406 [Member] | One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 VT Small Cap Value
Investment Option Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.15%	[6]
Average Annual Total Returns, 1 Year [Percent]	0.07%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 1 Year [Percent]	0.07%
Average Annual Total Returns, 5 Years [Percent]	8.76%
c000050406 [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/International Value Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(13.63%)
Average Annual Total Returns, 5 Years [Percent]	0.33%
Average Annual Total Returns, 10 Years [Percent]	3.09%
Average Annual Total Returns, 1 Year [Percent]	(13.63%)
Average Annual Total Returns, 5 Years [Percent]	0.33%
Average Annual Total Returns, 10 Years [Percent]	3.09%
c000050406 [Member] | EQJPMorgan Value Opportunities [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/JPMorgan Value Opportunities
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	0.20%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Average Annual Total Returns, 1 Year [Percent]	0.20%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	12.37%
c000050406 [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Core Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	11.24%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	11.24%
c000050406 [Member] | EQQuality Bond PLUS [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/Quality Bond PLUS
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(10.18%)
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	(10.18%)
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	0.19%
c000050406 [Member] | EQValue Equity [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Value Equity
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.11%)
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Average Annual Total Returns, 1 Year [Percent]	(15.11%)
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	8.43%
c000050406 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• RIA does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.
Name of Benefit [Text Block]	Death Benefit
c000050406 [Member] | Pooled Separate Account expenses [Member]
Prospectus:
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,395
Annuitized Expense, 3 Years, Maximum [Dollars]	7,018
Annuitized Expense, 5 Years, Maximum [Dollars]	11,900
Annuitized Expense, 10 Years, Maximum [Dollars]	25,332
No Surrender Expense, 1 Year, Maximum [Dollars]	2,220
No Surrender Expense, 3 Years, Maximum [Dollars]	6,843
No Surrender Expense, 5 Years, Maximum [Dollars]	11,725
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 25,157
c000050406 [Member] | Participant Loans [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available to participants
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]
•  Not all employer plans will offer loans.
•  Loans are subject to restrictions under federal tax rules and ERISA.
•  The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant subject to federal tax rules.
•  If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC if applicable.

Name of Benefit [Text Block]	Participant Loans
c000050406 [Member] | Participant Recordkeeping Services [Member]
Prospectus:
Optional Benefit Expense, Current [Dollars]	$ 25
Name of Benefit [Text Block]	Participant Recordkeeping Services
Purpose of Benefit [Text Block]	Includes participant-level recordkeeping and making benefit payments.
Optional Benefit [Flag]	true
Optional Benefit Expense, Current [Dollars]	$ 25
Brief Restrictions / Limitations [Text Block]
•  The contract must include the guaranteed interest option in the investment options if the employer selects participant recordkeeping services.
•  Although this option applies to contracts if the employer previously elected the option, employers that did not previously elect the option may no longer do so.
•  If an employer has chosen this service, all participants must be enrolled and pay the annual fee.

Name of Benefit [Text Block]	Participant Recordkeeping Services
c000050406 [Member] | AllianceBernstein Mid Cap Growth [Member]
Prospectus:
Management Fees (of Other Amount), Current [Percent]	0.50%
Other Annual Expense 1 (of Other Amount), Current [Percent]	0.01%
Total Annual Expenses, Current [Percent]	0.51%
Portfolio Turnover [Percent]	70.57%
Average Annual Total Returns, 1 Year [Percent]	28.25%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	11.45%
Investment Objectives (N-3) [Text Block]
Objective

The AllianceBernstein Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

Investment Strategies (N-3) [Text Block]
Investment strategies

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund’s investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States. In aggregate, IPO (Initial Public Offerings) investments cannot exceed 5% of the Fund at time of purchase, and no more than 10% due to appreciation. An IPO is an issuer’s first offering of a security or class of a security to the public.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may be invested more than 25% in industries where research resources indicate there is high growth potential. The Fund is valued daily.

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund’s investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Common Stock and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this
Fund, particularly as you near retirement.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Mid Cap Growth Fund by showing changes in the AllianceBernstein Mid Cap Growth Fund’s performance from year to year and by showing how the AllianceBernstein Mid Cap Growth Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]	Calendar Year Annual Total Returns
Annual Return, 2013 [Percent]	33.40%
Annual Return, 2014 [Percent]	2.15%
Annual Return, 2015 [Percent]	1.17%
Annual Return, 2016 [Percent]	(1.19%)
Annual Return, 2017 [Percent]	32.83%
Annual Return, 2018 [Percent]	4.11%
Annual Return, 2019 [Percent]	33.20%
Annual Return, 2020 [Percent]	41.94%
Annual Return, 2021 [Percent]	15.85%
Annual Return, 2022 [Percent]	(28.25%)
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)

30.89% 2Q 2020	-19.92% 2Q 2022

Highest Quarterly Return [Percent]	30.89%
Lowest Quarterly Return [Percent]	19.92%
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Jun. 30, 2022
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	-28.25%	10.34%	11.45%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	-26.72%	7.64%	11.41%

Average Annual Total Returns, 1 Year [Percent]	28.25%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	11.45%
c000050406 [Member] | AllianceBernstein Mid Cap Growth [Member] | Russell Mid Cap Growth Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	26.72%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	11.41%
Average Annual Total Returns, 1 Year [Percent]	26.72%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	11.41%
c000050406 [Member] | AllianceBernstein Balanced [Member]
Prospectus:
Management Fees (of Other Amount), Current [Percent]	0.50%
Other Annual Expense 1 (of Other Amount), Current [Percent]	0.34%
Total Annual Expenses, Current [Percent]	0.84%
Portfolio Turnover [Percent]	115.49%
Average Annual Total Returns, 1 Year [Percent]	(15.53%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Investment Objectives (N-3) [Text Block]
Objectives

The Balanced Fund (Separate Account No. 10) seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios:
Global Structured Equity, US Core Fixed Income and Cash.

Investment Strategies (N-3) [Text Block]
Investment strategies

The Global Structured Equity
sub-portfolio’s
objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio
targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity
sub-portfolio
invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Advisor’s global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor’s investment criteria. The analysts conduct in-depth
research on these companies to uncover the most attractive investment opportunities. The sub-portfolio
is constructed to maximize exposure to stocks selected by the Advisor’s analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio
with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio
primarily invests its assets in countries included in the MSCI World Index, however the sub portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio
may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor’s currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of the Company.

The U.S. Core Fixed Income’s
sub-portfolio
seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to add value primarily through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on the Advisor’s independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth
analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, the Advisor’s most senior research and portfolio management professionals meet in “research review” sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations — the output of the research review sessions — into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The U.S. Core Fixed Income
sub-portfolio
may invest in a wide variety of publicly traded debt instruments. The sub-portfolio
will only purchase
US-dollar
denominated securities. The
sub-portfolio’s
non-money
market securities will consist primarily of the following publicly traded securities:

1) debt securities issued or guaranteed by the United States Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association), 2) debt securities issued by governmental entities and corporations from developed and developing nations, 3) asset-backed securities, mortgage-related securities (including agency and non-agency
fixed, ARM and hybrid pass-throughs, commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, and up to 5% agency and non-agency
collateralized mortgage obligations (“CMOs”), zero coupon bonds, preferred stocks and trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities which could result in potential economic leverage, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The sub-portfolio
may purchase 144A securities. The
sub-portfolio
may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor’s Corporation (S&P), Baa or higher by Moody’s Investor Services, Inc. (Moody’s), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio
may directly invest in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements in accordance with the Company’s guidelines.

Swap transactions are prohibited.

The overall
sub-portfolio
duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.

The Cash
sub-portfolio
may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Advisor.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Balanced Fund by showing changes in the AllianceBernstein Balanced Fund’s performance from year to year and by showing how the AllianceBernstein Balanced Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct
Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]	Calendar Year Annual Total Returns
Annual Return, 2013 [Percent]	15.97%
Annual Return, 2014 [Percent]	4.40%
Annual Return, 2015 [Percent]	0.06%
Annual Return, 2016 [Percent]	6.87%
Annual Return, 2017 [Percent]	13.73%
Annual Return, 2018 [Percent]	(4.47%)
Annual Return, 2019 [Percent]	18.55%
Annual Return, 2020 [Percent]	13.55%
Annual Return, 2021 [Percent]	12.35%
Annual Return, 2022 [Percent]	(15.53%)
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)

13.11% 2Q 2020	-11.29% 1Q 2020

Highest Quarterly Return [Percent]	13.11%
Lowest Quarterly Return [Percent]	(11.29%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Mar. 30, 2020
Average Annual Total Returns, 1 Year [Percent]	(15.53%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	6.04%
c000050406 [Member] | AllianceBernstein Balanced [Member] | Six Zero Percent Msci Acwi Ndr Four Zero Percent Bloomberg Us Aggregate Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(15.90%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	5.43%
Average Annual Total Returns, 1 Year [Percent]	(15.90%)
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	5.43%
c000050406 [Member] | Alliance Bernstein Common Stock [Member]
Prospectus:
Management Fees (of Other Amount), Current [Percent]	0.08%
Other Annual Expense 1 (of Other Amount), Current [Percent]	0.12%
Total Annual Expenses, Current [Percent]	0.20%
Portfolio Turnover [Percent]	17.03%
Average Annual Total Returns, 1 Year [Percent]	(29.40%)
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	13.44%
Investment Objectives (N-3) [Text Block]
Objective

The investment objective of the AllianceBernstein Common Stock Fund (Separate Account No. 4) is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index (“Index”); it is intended that the Fund seeks to approximate the risk profile and investment return of the Index on an annualized basis.

Investment Strategies (N-3) [Text Block]
Investment strategies

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap
growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book
ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund each year will take place in June after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are pre-announced
and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies are received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein may utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if, in the advisor’s opinion, they provide a more cost-effective alternative than transacting in the cash market.
	The Fund is valued daily.
Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Common Stock Fund by showing changes in the AllianceBernstein Common Stock Fund’s performance from year to year and by showing how the AllianceBernstein Common Stock Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2022 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expense and fees and expenses that are paid by each Pooled Separate Account as indicated in the Fee Table of the Prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]	Calendar Year Annual Total Returns
Annual Return, 2013 [Percent]	32.71%
Annual Return, 2014 [Percent]	12.38%
Annual Return, 2015 [Percent]	5.23%
Annual Return, 2016 [Percent]	6.42%
Annual Return, 2017 [Percent]	29.51%
Annual Return, 2018 [Percent]	(2.15%)
Annual Return, 2019 [Percent]	35.37%
Annual Return, 2020 [Percent]	37.61%
Annual Return, 2021 [Percent]	26.81%
Annual Return, 2022 [Percent]	(29.40%)
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)

27.43% 2Q 2020	-20.96% 2Q 2022

Highest Quarterly Return [Percent]	27.43%
Lowest Quarterly Return [Percent]	(20.96%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Jun. 30, 2022
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	-29.40%	10.30%	13.44%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-29.14%	10.96%	14.10%

Average Annual Total Returns, 1 Year [Percent]	(29.40%)
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	13.44%
c000050406 [Member] | Alliance Bernstein Common Stock [Member] | Russell One Thousand Growth Index [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(29.14%)
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Average Annual Total Returns, 1 Year [Percent]	(29.14%)
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	14.10%
c000050406 [Member] | Administrative Fee If You Purchase An Annuity Payout Option [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 175
c000050406 [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	0
c000050406 [Member] | Variable Investment Options [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,939
Surrender Expense, 3 Years, Maximum [Dollars]	13,943
Surrender Expense, 5 Years, Maximum [Dollars]	19,120
Surrender Expense, 10 Years, Maximum [Dollars]	30,989
Annuitized Expense, 1 Year, Maximum [Dollars]	2,983
Annuitized Expense, 3 Years, Maximum [Dollars]	8,782
Annuitized Expense, 5 Years, Maximum [Dollars]	14,836
Annuitized Expense, 10 Years, Maximum [Dollars]	31,164
No Surrender Expense, 1 Year, Maximum [Dollars]	2,808
No Surrender Expense, 3 Years, Maximum [Dollars]	8,607
No Surrender Expense, 5 Years, Maximum [Dollars]	14,661
No Surrender Expense, 10 Years, Maximum [Dollars]	30,989
c000050406 [Member] | Pooled separate accounts [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,386
Surrender Expense, 3 Years, Maximum [Dollars]	12,272
Surrender Expense, 5 Years, Maximum [Dollars]	16,313
Surrender Expense, 10 Years, Maximum [Dollars]	$ 25,157

[1]	Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.
[2]	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
[3]	These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2023. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2023, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2022 would have been 0.09%.
[4]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year and are based on the expenses incurred by the Portfolios during the fiscal year ended December 31, 2022. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.05% that we charge for amounts invested in the EQ/Core Plus Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Quality Bond PLUS, EQ/AB Small Cap Growth, EQ/Equity 500 Index, and EQ/Money Market Portfolios.
[5]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[6]	This Portfolio’s annual expenses reflect temporary fee reductions.
[7]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[8]	The “All Asset” Portfolios.
[9]	The “EQ/Allocation” Portfolios.
[10]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[11]	This variable investment option was closed to contributions on or about July 12, 2018.
[12]	This fee is charged to your employer. If your employer fails to pay this charge, we may deduct the amount from subsequent contributions or from your account value.
[13]	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
[14]	If you withdraw money from the contract within 9 years following the date on which the employer plan began its participation in RIA, we may impose a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn, declining to 0% over 10 years. The amount of any CWC is determined in accordance with the rate schedule set forth below. We treat outstanding participant loan balances that are not paid back per the terms of the loan as withdrawals. As such, the CWC will be applied as if the amount had been withdrawn on the day the principal payment was due.
[15]	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
[16]	The plan may charge interest on plan loans at a rate determined by the plan administrator.
[17]	We deduct this fee on a monthly basis at the rate of $2.08 per participant.